                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -------------------
    This Amendment (Check only one.):  [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sensata Management Company, S.A.*
Address: 111 Huntington Avenue
         Boston, MA 02199

Form 13F File Number:       28-13951
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael F. Goss
Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC, which is the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund, VIII, L.P., and Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of Sensata Management Company, S.A.
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Michael F. Goss            Boston, MA                   8/16/10
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       [Signature]              [City, State]                  [Date]

* The report on Form 13F for the period ended June 30, 2010 for Sensata Management Company, S.C.A. (the "Fund") is being filed by Bain Capital Investors, LLC, the general partner of Bain Capital Partners VIII, L.P., which is the general partner of Bain Capital Fund, VIII, L.P., and Bain Capital Partners VIII-E, L.P., which is the general partner of Bain Capital Fund VIII-E, L.P. Bain Capital Fund VIII, L.P., and Bain Capital Fund VIII-E, L.P., own all outstanding stock capital of the Fund.

Report Type (Check only one.):
[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-11185               Bain Capital Investors, LLC
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28-13947               Bain Capital Partners VIII, L.P.
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21-66844               Bain Capital Fund VIII, L.P.
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28-13943               Bain Capital Partners VIII-E, L.P.
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28-13940               Bain Capital Fund VIII-E, L.P.
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